Derivative Financial Instruments (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Derivative Financial Instruments at Notional Value

	2021			2020
As at October 31 ($ millions)	Trading	Hedging	Total	Trading	Hedging	Total
Interest rate contracts
Exchange-traded:
Futures	$123,348	$–	$123,348	$111,065	$–	$111,065
Options purchased	2,562	–	2,562	2,047	–	2,047
Options written	1,000	–	1,000	–	–	–
	126,910	–	126,910	113,112	–	113,112
Over-the-counter:
Forward rate agreements	820	–	820	7,573	–	7,573
Swaps	336,144	27,875	364,019	380,118	27,987	408,105
Options purchased	38,298	–	38,298	26,167	–	26,167
Options written	40,785	–	40,785	29,343	–	29,343
	416,047	27,875	443,922	443,201	27,987	471,188
Over-the-counter (settled through central counterparties):
Forward rate agreements	219,021	–	219,021	598,653	–	598,653
Swaps	3,708,222	289,185	3,997,407	2,960,778	236,603	3,197,381
Options purchased	–	–	–	–	–	–
Options written	–	–	–	–	–	–
	3,927,243	289,185	4,216,428	3,559,431	236,603	3,796,034
Total	$4,470,200	$317,060	$4,787,260	$4,115,744	$264,590	$4,380,334
Foreign exchange and gold contracts
Exchange-traded:
Futures	$15,798	$–	$15,798	$9,548	$–	$9,548
Options purchased	–	–	–	258	–	258
Options written	–	–	–	187	–	187
	15,798	–	15,798	9,993	–	9,993
Over-the-counter:
Spot and forwards	381,737	28,642	410,379	354,235	19,114	373,349
Swaps	502,558	67,617	570,175	457,942	78,433	536,375
Options purchased	16,256	–	16,256	33,754	–	33,754
Options written	16,495	–	16,495	32,613	–	32,613
	917,046	96,259	1,013,305	878,544	97,547	976,091
Over-the-counter (settled through central counterparties):
Spot and forwards	16,627	–	16,627	27,579	–	27,579
Swaps	–	–	–	–	–	–
Options purchased	–	–	–	–	–	–
Options written	–	–	–	–	–	–
	16,627	–	16,627	27,579	–	27,579
Total	$949,471	$96,259	$1,045,730	$916,116	$97,547	$1,013,663
Other derivative contracts
Exchange-traded:
Equity	$52,335	$–	$52,335	$45,099	$–	$45,099
Credit	–	–	–	–	–	–
Commodity and other contracts	31,652	–	31,652	27,083	–	27,083
	83,987	–	83,987	72,182	–	72,182
Over-the-counter:
Equity	92,052	965	93,017	82,343	582	82,925
Credit	20,800	–	20,800	23,666	–	23,666
Commodity and other contracts	29,476	–	29,476	37,887	–	37,887
	142,328	965	143,293	143,896	582	144,478
Over-the-counter (settled through central counterparties):
Equity	–	–	–	–	–	–
Credit	6,621	–	6,621	10,485	–	10,485
Commodity and other contracts	201	–	201	234	–	234
	6,822	–	6,822	10,719	–	10,719
Total	$233,137	$965	$234,102	$226,797	$582	$227,379
Total notional amounts outstanding	$5,652,808	$414,284	$6,067,092	$5,258,657	$362,719	$5,621,376

(1)	The notional amounts represent the amount to which a rate or price is applied to determine the amount of cash flows to be exchanged.

Summary of Remaining Term to Maturity of Notional Amounts of Bank's Derivative Financial Instruments
The following table summarizes the remaining term to maturity of the notional amounts of the Bank’s derivative financial instruments by type:

As at October 31, 2021 ($ millions)	Within one year	One to five years	Over five years	Total
Interest rate contracts
Futures	$68,444	$54,787	$117	$123,348
Forward rate agreements	172,600	46,433	808	219,841
Swaps	1,461,005	1,989,045	911,376	4,361,426
Options purchased	22,432	15,694	2,734	40,860
Options written	17,428	14,895	9,462	41,785
	1,741,909	2,120,854	924,497	4,787,260
Foreign exchange and gold contracts
Futures	9,032	6,382	384	15,798
Spot and forwards	399,518	21,526	5,962	427,006
Swaps	116,067	287,705	166,403	570,175
Options purchased	12,215	3,976	65	16,256
Options written	14,373	2,115	7	16,495
	551,205	321,704	172,821	1,045,730
Other derivative contracts
Equity	102,031	43,146	175	145,352
Credit	15,554	7,810	4,057	27,421
Commodity and other contracts	39,966	21,182	181	61,329
	157,551	72,138	4,413	234,102
Total	$2,450,665	$2,514,696	$1,101,731	$6,067,092

As at October 31, 2020 ($ millions)	Within one year	One to five years	Over five years	Total
Interest rate contracts
Futures	$63,381	$47,648	$36	$111,065
Forward rate agreements	493,676	105,747	6,803	606,226
Swaps	1,204,974	1,617,615	782,897	3,605,486
Options purchased	9,596	17,011	1,607	28,214
Options written	5,784	15,919	7,640	29,343
	1,777,411	1,803,940	798,983	4,380,334
Foreign exchange and gold contracts
Futures	7,144	2,404	–	9,548
Spot and forwards	373,511	22,353	5,064	400,928
Swaps	111,610	256,789	167,976	536,375
Options purchased	28,329	5,615	68	34,012
Options written	29,989	2,811	–	32,800
	550,583	289,972	173,108	1,013,663
Other derivative contracts
Equity	81,897	45,083	1,044	128,024
Credit	19,910	8,965	5,276	34,151
Commodity and other contracts	48,970	15,896	338	65,204
	150,777	69,944	6,658	227,379
Total	$2,478,771	$2,163,856	$978,749	$5,621,376

Summary of Credit Exposure of Derivative Financial Instruments

	2021				2020
As at October 31 ($ millions)	Notional amount	Credit risk amount (CRA) (1)	Credit equivalent amount (CEA) (1)	Risk- Weighted Assets	Notional amount	Credit risk amount (CRA) (1)	Credit equivalent amount (CEA) (1)	Risk- Weighted Assets
Interest rate contracts
Futures	$123,348	$–	$18	$1	$111,065	$–	$46	$–
Forward rate agreements	219,841	32	125	68	606,226	52	129	45
Swaps	4,361,426	3,951	4,760	1,120	3,605,486	7,418	8,343	2,610
Options purchased	40,860	70	44	10	28,214	78	46	13
Options written	41,785	–	11	3	29,343	–	21	6
	4,787,260	4,053	4,958	1,202	4,380,334	7,548	8,585	2,674
Foreign exchange and gold contracts
Futures	15,798	–	148	3	9,548	–	42	–
Spot and forwards	427,006	1,604	4,455	1,404	400,928	1,492	3,821	1,170
Swaps	570,175	1,128	7,287	1,660	536,375	775	6,313	1,680
Options purchased	16,256	351	247	118	34,012	933	467	242
Options written	16,495	–	14	2	32,800	–	18	2
	1,045,730	3,083	12,151	3,187	1,013,663	3,200	10,661	3,094
Other derivative contracts
Equity	145,352	1,423	9,707	1,340	128,024	1,098	7,091	1,004
Credit	27,421	197	304	59	34,151	270	458	116
Commodity and other contracts	61,329	4,562	6,610	1,182	65,204	868	3,629	592
	234,102	6,182	16,621	2,581	227,379	2,236	11,178	1,712
Credit Valuation Adjustment	–	–	–	3,957	–	–	–	5,330
Total derivatives	$6,067,092	$13,318	$33,730	$10,927	$5,621,376	$12,984	$30,424	$12,810
Amount settled through central counterparties (2)
Exchange-traded	226,695	–	5,200	123	195,287	–	4,194	95
Over-the-counter	4,239,877	–	849	17	3,834,332	–	872	17
	$4,466,572	$–	$6,049	$140	$4,029,619	$–	$5,066	$112

(1)
The amounts presented are net of collateral and master netting agreements at the product level. The total amounts relating to netting and collateral were $28,961 (2020 – $32,081) for CRA, and $67,487 (2020 – $66,686) for CEA.

(2)	Amounts are included under total derivatives above. Amounts include exposures settled directly through central counterparties and exposures settled through clearing members of central counterparties.

1	Regulatory haircuts prescribed by the OSFI CAR Guidelines are applied to the collateral balances of the CRA measure.

Summary of Financial Derivatives at Fair Value
The following table summarizes the fair value of derivatives segregated by type and segregated between trading and those derivatives designated in hedging relationships.

As at October 31 ($ millions)	2021		2021		2020
	Average fair value		Year-end fair value		Year-end fair value (1)
	Favourable	Unfavourable	Favourable	Unfavourable	Favourable	Unfavourable
Trading
Interest rate contracts
Forward rate agreements	$58	$3	$69	$3	$138	$–
Swaps	13,702	11,652	9,805	9,427	18,007	13,044
Options	271	233	412	195	89	80
	14,031	11,888	10,286	9,625	18,234	13,124
Foreign exchange and gold contracts
Forwards	4,430	3,931	4,823	4,154	4,048	3,448
Swaps	9,374	10,851	9,070	10,796	9,931	12,934
Options	615	503	357	259	984	752
	14,419	15,285	14,250	15,209	14,963	17,134
Other derivative contracts
Equity	3,482	3,918	3,677	5,049	2,940	2,732
Credit	239	40	245	30	480	53
Commodity and other contracts	4,875	4,208	6,921	5,789	2,677	2,995
	8,596	8,166	10,843	10,868	6,097	5,780
Trading derivatives’ market valuation	$37,046	$35,339	$35,379	$35,702	$39,294	$36,038
Hedging
Interest rate contracts
Swaps			$2,839	$3,538	$2,783	$3,830
Foreign exchange and gold contracts
Forwards			461	236	198	220
Swaps			3,582	2,726	2,782	2,157
			$4,043	$2,962	$2,980	$2,377
Other derivative contracts
Equity			$41	$1	$8	$2
Hedging derivatives’ market valuation			$6,923	$6,501	$5,771	$6,209
Total derivative financial instruments as per Statement of Financial Position			$42,302	$42,203	$45,065	$42,247

Less: impact of master netting and collateral (2)			28,961	28,961	32,081	32,081
Net derivative financial instruments (2)			$13,341	$13,242	$12,984	$10,166

(1)
The average fair value of trading derivatives’ market valuation for the year ended October 31, 2020 was: favourable $44,942 and unfavourable $44,332. Average fair value amounts are based on the latest 13 month-end balances.

(2)
Master netting agreement amounts are based on the capital adequacy criteria of the Basel Committee on Banking Supervision (BCBS) and OSFI. These criteria allow netting where there are legally enforceable contracts which enable net settlement in the event of a default, bankruptcy, liquidation or similar circumstances.

Summary of Notional Amount of Derivatives and Carrying Amount of Deposit Liabilities
The following table summarizes the notional amounts of derivatives and carrying amounts of cash and deposit liabilities designated as hedging instruments.

	2021				2020
	Notional amounts (1)				Notional amounts (1)
	Remaining term to maturity				Remaining term to maturity
As at October 31 ($ millions)	Within one year	One to five years	Over five years	Total	Within one year	One to five years	Over five years	Total
Fair value hedges
Interest rate risk – swaps	$21,850	$127,350	$14,489	$163,689	$41,972	$115,479	$14,873	$172,324
Foreign currency/interest rate risk – swaps	–	11	–	11	–	116	107	223

Cash flow hedges
Interest rate risk – swaps	34,489	62,934	28,754	126,177	11,990	33,580	11,920	57,490
Foreign currency/interest rate risk – swaps	16,906	23,224	7,645	47,775	17,082	33,516	5,720	56,318
Foreign currency risk
Swaps	29,002	54,434	14,425	97,861	25,787	61,137	15,166	102,090
Foreign currency forwards	10,510	–	–	10,510	3,000	–	–	3,000
Cash	66	–	–	66	71	–	–	71
Equity risk – total return swaps	316	649	–	965	171	411	–	582

Net investment hedges
Foreign currency risk
Foreign currency forwards	18,132	–	–	18,132	16,114	–	–	16,114
Deposit liabilities	5,714	–	–	5,714	6,150	–	–	6,150
Total	$136,985	$268,602	$65,313	$470,900	$122,337	$244,239	$47,786	$414,362

(1)	Notional amounts relating to derivatives that are hedging multiple risks in both assets and liabilities are included in more than one category.

Summary of Average Price or Rate of Hedging Instruments
The following table shows the average rate or price of significant hedging instruments.

	2021			2020
	Average rate or price (1)			Average rate or price (1)
As at October 31	Fixed interest rate	FX rate	Price	Fixed interest rate	FX rate	Price
Fair value hedges
Interest rate risk – swaps	1.18%	n/a	n/a	1.71%	n/a	n/a

Cash flow hedges
Interest rate risk – swaps	1.22%	n/a	n/a	2.10%	n/a	n/a
Foreign currency/interest rate risk – swaps
CAD-USD	1.33%	1.31	n/a	1.30%	1.32	n/a
Foreign currency risk
Swaps
CAD-USD	n/a	1.27	n/a	n/a	1.31	n/a
CAD-EUR	n/a	1.50	n/a	n/a	1.49	n/a
CAD-GBP	n/a	1.72	n/a	n/a	1.72	n/a
Foreign currency forwards
CAD-USD	n/a	1.26	n/a	n/a	1.33	n/a
Equity price risk – total return swaps	n/a	n/a	$71.29	n/a	n/a	$75.40

Net investment hedges
Foreign currency risk – foreign currency forwards
CAD-USD	n/a	1.26	n/a	n/a	1.34	n/a
MXN-CAD	n/a	16.77	n/a	n/a	16.60	n/a
PEN-CAD	n/a	3.08	n/a	n/a	2.64	n/a

(1)
The average rate or price is calculated in aggregate for all of the Bank’s hedge relationships, including hedges of assets and liabilities. The majority of the Bank’s hedges have a remaining term to maturity of less than 5 years.

Summary of Items designated as Hedging Instruments, Hedged Items and Ineffectiveness for Fair Value Hedges
For fair value hedges, the following table contains information related to items designated as hedging instruments, hedged items and ineffectiveness.

	Carrying amount of the hedging instruments (1)		Hedge Ineffectiveness (2)				Accumulated amount of fair value hedge adjustment gains/ (losses) on the hedged item (4)
For the year ended October 31, 2021 ($ millions)	Assets	Liabilities	Gains/(losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/ (losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest income – other	Carrying amount of the hedged item (3)	Active hedges	Discontinued hedges
Fair value hedges
Interest rate risk – swaps	$1,868	$(967)	$1,708	$(1,736)	$(28)
Investment securities			790	(809)	(19)	$16,315	$92	$163
Loans			2,233	(2,230)	3	117,009	(1,339)	5
Deposit liabilities			(1,236)	1,224	(12)	(60,444)	417	(371)
Subordinated debentures			(79)	79	–	(4,692)	(1)	(71)

Foreign currency/interest
rate risk – swaps	–	(1)	3	(2)	1
Investment securities			3	(2)	1	89	–	(1)
Total	$1,868	$(968)	$1,711	$(1,738)	$(27)	$68,277	$(831)	$(275)

(1)	Comprises unrealized gains/losses and are recorded within derivative financial instruments in assets and liabilities, respectively in the Consolidated Statement of Financial Position.
(2)	Includes ineffectiveness related to hedges discontinued during the year ended October 31, 2021.
(3)
This represents the carrying value on the Consolidated Statement of Financial Position and comprises amortized cost before allowance for credit losses, plus fair value hedge adjustment, except for investment securities which are carried at fair value.

(4)	This represents the accumulated fair value hedge adjustment and is a component of the carrying amount of the hedged item.

Summary of Items designated as Hedging Instruments, Hedged Items and Ineffectiveness for Fair Value Hedges for Cash Flow Hedges and Net Investment Hedges

	Carrying amount of the hedging instruments (1)		Hedge Ineffectiveness (2)				Accumulated amount of fair value hedge adjustment gains/ (losses) on the hedged item (4)
For the year ended October 31, 2020 ($ millions)	Assets	Liabilities	Gains/(losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/ (losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest income – other	Carrying amount of the hedged item (3)	Active hedges	Discontinued hedges
Fair value hedges
Interest rate risk – swaps	$1,742	$(2,456)	$(392)	$377	$(15)
Investment securities			(622)	610	(12)	$40,785	$1,049	$249
Loans			(913)	898	(15)	71,081	994	48
Deposit liabilities			996	(985)	11	(59,084)	(846)	(545)
Subordinated debentures			147	(146)	1	(5,638)	(93)	(77)

Foreign currency/interest
rate risk – swaps	22	(1)	(1)	–	(1)
Investment securities			(1)	–	(1)	221	1	–
Total	$1,764	$ (2,457)	$(393)	$377	$(16)	$47,365	$1,105	$(325)
(1)	Comprises unrealized gains/losses and are recorded within derivative financial instruments in assets and liabilities, respectively in the Consolidated Statement of Financial Position.
(2)	Includes ineffectiveness related to hedges discontinued during the year ended October 31, 2020.
(3)
This represents the carrying value on the Consolidated Statement of Financial Position and comprises amortized cost before allowance for credit losses, plus fair value hedge adjustment, except for investment securities which are carried at fair value.

(4)	This represents the accumulated fair value hedge adjustment and is a component of the carrying amount of the hedged item.

Summary of Effectiveness of Cash Flow and Net Investment Hedges on Consolidated Statement of Other Comprehensive Income
For cash flow hedges and net investment hedges, the following table contains information related to items designated as hedging instruments, hedged items and ineffectiveness.

	Carrying amount of the hedging instruments (1)		Hedge Ineffectiveness (2)
For the year ended October 31, 2021 ($ millions)	Assets	Liabilities	Gains/(losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/(losses) on hypothetical derivative used to calculate hedge ineffectiveness (3)	Ineffectiveness recorded in non-interest income – other (4)
Cash flow hedges
Interest rate risk – swaps	$1,204	$(2,818)	$(1,004)	$(1,017)	$16
Foreign currency/interest rate risk – swaps	2,428	(180)	1,352	1,378	(5)
Foreign currency risk
Swaps	921	(2,298)	(1,969)	(1,973)	1
Foreign currency forwards	25	(155)	72	69	5
Cash	66	–	(2)	(2)	–
Equity risk – total return swaps	41	(1)	330	330	–
	4,685	(5,452)	(1,221)	(1,215)	17
Net investment hedges
Foreign currency risk
Foreign currency forwards	436	(81)	841	841	–
Deposit liabilities	n/a	(5,714)	435	435	–
	436	(5,795)	1,276	1,276	–
Total	$5,121	$(11,247)	$55	$61	$17

(1)
Comprises unrealized gains/losses for derivative instruments and are recorded within derivative financial instruments in assets and liabilities, respectively in the Consolidated Statement of Financial Position.

(2)	Includes ineffectiveness related to hedges discontinued during the year ended October 31, 2021.
(3)	For cash flow hedges, hypothetical derivatives having critical terms which match those of the underlying hedged item are used to assess hedge ineffectiveness.
(4)
For cash flow hedges, ineffectiveness is only recognized in the Consolidated Statement of Income when the life-to-date cumulative change in the hedging instrument exceeds the cumulative change in the hypothetical derivative.

	Carrying amount of the hedging instruments (1)		Hedge Ineffectiveness (2)
For the year ended October 31, 2020 ($ millions)	Assets	Liabilities	Gains/(losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/(losses) on hypothetical derivative used to calculate hedge ineffectiveness (3)	Ineffectiveness recorded in non-interest income – other (4)
Cash flow hedges
Interest rate risk – swaps	$684	$(1,575)	$62	$58	$(2)
Foreign currency/interest rate risk – swaps	1,347	(570)	896	908	13
Foreign currency risk
Swaps	1,770	(1,385)	1,298	1,276	(2)
Foreign currency forwards	17	(12)	464	464	(1)
Cash	71	–	4	4	–
Equity risk – total return swaps	8	(2)	(173)	(173)	–
	3,897	(3,544)	2,551	2,537	8
Net investment hedges
Foreign currency risk
Foreign currency forwards	181	(208)	(77)	(77)	–
Deposit liabilities	n/a	(6,150)	(70)	(70)	–
	181	(6,358)	(147)	(147)	–
Total	$4,078	$ (9,902)	$ 2,404	$ 2,390	$8

(1)
Comprises unrealized gains/losses for derivative instruments and are recorded within derivative financial instruments in assets and liabilities, respectively in the Consolidated Statement of Financial Position.

(2)	Includes ineffectiveness related to hedges discontinued during the year ended October 31, 2020.
(3)	For cash flow hedges, hypothetical derivatives having critical terms which match those of the underlying hedged item are used to assess hedge ineffectiveness.
(4)
For cash flow hedges, ineffectiveness is only recognized in the Consolidated Statement of Income when the life-to-date cumulative change in the hedging instrument exceeds the cumulative change in the hypothetical derivative.

Schedule of Period When Cash Flows of Designated Hedged Items are Expected to Occur and Impact Consolidated Statement of Income
For cash flow hedges and net investment hedges, the following table contains information regarding the impacts on the Consolidated Statement of Other Comprehensive Income on a pre-tax basis.

	AOCI as at November 1, 2020	Net gains/ (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income (1)	Amount reclassified to net income for hedges of forecasted transactions that are no longer expected to occur (1)	Net gains/ (losses) included in non-financial asset/liability as a result of a hedged forecasted transaction	AOCI as at October 31, 2021	Balance in cash flow hedge reserve/unrealized foreign currency translation account as at October 31, 2021
For the year ended October 31, 2021 ($ millions)							Active hedges	Discontinued hedges
Cash flow hedges
Interest rate risk	$412	$(1,033)	$165	$–	$–	$(456)	$(991)	$535
Foreign currency/interest rate risk	1,054	1,434	(2,497)	–	–	(9)	(192)	183
Foreign currency risk	(706)	(1,998)	2,747	–	–	43	31	12
Equity risk	(30)	330	(239)	–	–	61	61	–
	730	(1,267)	176	–	–	(361)	(1,091)	730
Net investment hedges
Foreign currency risk	(3,136)	1,276	31	–	–	(1,829)	(1,726)	(103)
Total	$(2,406)	$9	$207	$–	$–	$(2,190)	$(2,817)	$627

(1)	Amounts reclassified from the cash flow hedge and net investment hedge reserves to net income are recorded in non-interest income-other except for amortization, which is recorded in interest income.

	AOCI as at November 1, 2019	Net gains/ (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income (1)	Amount reclassified to net income for hedges of forecasted transactions that are no longer expected to occur (1)	Net gains/ (losses) included in non-financial asset/liability as a result of a hedged forecasted transaction	AOCI as at October 31, 2020	Balance in cash flow hedge reserve/unrealized foreign currency translation account as at October 31, 2020
For the year ended October 31, 2020 ($ millions)							Active hedges	Discontinued hedges
Cash flow hedges
Interest rate risk	$463	$64	$(115)	$–	$–	$412	$(457)	$869
Foreign currency/interest rate risk	208	883	(37)	–	–	1,054	875	179
Foreign currency risk	99	1,769	(2,574)	–	–	(706)	(708)	2
Equity risk	21	(173)	122	–	–	(30)	(30)	–
	791	2,543	(2,604)	–	–	730	(320)	1,050
Net investment hedges
Foreign currency risk	(3,483)	(147)	494	–	–	(3,136)	(3,067)	(69)
Total	$(2,692)	$2,396	$(2,110)	$–	$–	$(2,406)	$(3,387)	$981

(1)	Amounts reclassified from the cash flow hedge and net investment hedge reserves to net income are recorded in non-interest income-other.